Operating Expenses and other Revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Banking fees	R$ 133,376	R$ 97,526	R$ 67,203
Brokerage commissions	716,800	405,045	110,444
Other revenue commissions	18,359	23,276	18,314
IT development services		1,080	1,311
Total	R$ 868,535	R$ 526,927	R$ 197,272